Sep. 23, 2024
T-REX 2X LONG RBLX DAILY TARGET ETF
T-REX 2X LONG RBLX DAILY TARGET ETF

T-REX 2X Long RBLX Daily Target ETF (RBLU)

Supplement dated April 18, 2025

to the Prospectus dated September 23, 2024, as amended October 11, 2024 and January 28, 2025 and Statement of Additional Information (“SAI”) dated September 23, 2024,

as amended October 11, 2024

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE